Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
Summary of Provisions

TCHF	Contingent liabilities (i)	Legal and regulatory (ii)	Total
Balance at January 1, 2022	30,831	722	31,553
Reversal of provision	—	(622)	(622)
Payment upon reaching milestones	(12,120)	—	(12,120)
Unwinding of discount on provisions	1,308	—	1,308
Variation due to assumption adjustment	(8,892)	36	(8,856)
Foreign exchange difference	(260)	—	(260)

Balance at December 31, 2022	10,867	136	11,003

thereof current	2,958	136	3,094
thereof non-current	7,909	—	7,909